PROPERTY, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	$ 1,269,434	$ 527,904
Property, plant and equipment at end of period	1,109,920	1,269,434
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,346,649	1,403,539
Additions	33,935	943,110
Disposals	0	0
Property, plant and equipment at end of period	2,380,584	2,346,649
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(1,077,215)	(875,635)
Additions	(193,449)	(203,520)
Adjustment		1,940
Property, plant and equipment at end of period	(1,270,664)	(1,077,215)
Furniture and fixtures [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	6,580	8,081
Property, plant and equipment at end of period	(1,041)	6,580
Furniture and fixtures [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	151,786	151,786
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	151,786	151,786
Furniture and fixtures [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(145,206)	(143,705)
Additions	(7,621)	(1,501)
Adjustment		0
Property, plant and equipment at end of period	(152,827)	(145,206)
Office and Communications equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	2,700	3,057
Property, plant and equipment at end of period	3,390	2,700
Office and Communications equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29,422	28,190
Additions	2,896	1,232
Disposals	0	0
Property, plant and equipment at end of period	32,318	29,422
Office and Communications equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(26,722)	(25,133)
Additions	(2,206)	(3,529)
Adjustment		1,940
Property, plant and equipment at end of period	(28,928)	(26,722)
Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Vehicles [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	11,708	11,708
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	11,708	11,708
Vehicles [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(11,708)	(11,708)
Additions	0	0
Adjustment		0
Property, plant and equipment at end of period	(11,708)	(11,708)
Land and Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	316,667	202,694
Property, plant and equipment at end of period	333,251	316,667
Land and Building [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	343,528	217,617
Additions	31,039	125,911
Disposals	0	0
Property, plant and equipment at end of period	374,567	343,528
Land and Building [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(26,861)	(14,923)
Additions	(14,455)	(11,938)
Adjustment		0
Property, plant and equipment at end of period	(41,316)	(26,861)
Field camps and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	801,079	775
Property, plant and equipment at end of period	774,320	801,079
Field camps and equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	1,037,342	221,375
Additions	0	815,967
Disposals	0	0
Property, plant and equipment at end of period	1,037,342	1,037,342
Field camps and equipment [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(236,263)	(220,600)
Additions	(26,759)	(15,663)
Adjustment		0
Property, plant and equipment at end of period	(263,022)	(236,263)
Right-of-use asset [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	142,408	313,297
Property, plant and equipment at end of period	0	142,408
Right-of-use asset [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	687,957	687,957
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	687,957	687,957
Right-of-use asset [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(545,549)	(374,660)
Additions	(142,408)	(170,889)
Adjustment		0
Property, plant and equipment at end of period	(687,957)	(545,549)
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Property, plant and equipment at end of period	0	0
Leasehold improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	84,906	84,906
Additions	0	0
Disposals	0	0
Property, plant and equipment at end of period	84,906	84,906
Leasehold improvements [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(84,906)	(84,906)
Additions	0	0
Adjustment		0
Property, plant and equipment at end of period	$ (84,906)	$ (84,906)